UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                   FORM N-PX
                                    ________


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 INVESTMENT COMPANY ACT FILE NUMBER:  811-23040

                         TRILOMA EIG GLOBAL ENERGY FUND
               (Exact name of registrant as specified in charter)

                                    ________


                      201 North New York Avenue, Suite 250
                           Winter Park, Florida 32789
                    (Address of principal executive offices)

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                        NATIONAL REGISTERED AGENTS, INC.
                         160 Greentree Drive, Suite 101
                                Dover, DE 19904
                    (Name and address of agent for service)

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                 Registrant's Telephone Number: (407) 636-7115
                      Date of Fiscal Year End: December 31
            Date of Reporting Period: July 24, 2015 to June 30, 2016

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                                NON-VOTING FUND

                         TRILOMA EIG GLOBAL ENERGY FUND
The Triloma EIG Global Energy Fund invests in securities that do not have voting rights.
No votes have been cast on securities by the Fund during the reporting period.
                  The Fund's inception date was July 24, 2015.



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                                   SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


TRILOMA EIG GLOBAL ENERGY FUND

By:   /s/ Deryck A. Harmer
      Deryck A. Harmer
      Chief Executive Officer
      Date: August 29, 2016